UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

 (Address of principal executive offices)

(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Mercator International Opportunity Fund

BHP GROUP LTD.

Ticker Symbol:BHP	Cusip Number:00BH0P3Z9
Record Date: 11/1/2019	Meeting Date: 11/7/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Receive the 2019 financial statements and reports for BHP.	For	Issuer	For	With
10	To approve the grant to the Executive Director.	For	Issuer	For	With
11	To elect Ian Cockerill as Director of BHP.	For	Issuer	For	With
12	To elect Susan Kilsby as Director of BHP.	For	Issuer	For	With
13	To re-elect Terry Bowen as Director of BHP.	For	Issuer	For	With
14	To re-elect Malcolm Broomhead as Director of BHP.	For	Issuer	For	With
15	To re-elect Anita Frew as Director of BHP.	For	Issuer	For	With
16	To re-elect Andrew Macenzie as Director of BHP.	For	Issuer	For	With
17	To re-elect Lindsay Maxsted as Director of BHP.	For	Issuer	For	With
18	To re-elect John Mogford as Director of BHP.	For	Issuer	For	With
19	To re-elect Shriti Vadera as Director of BHP.	For	Issuer	For	With
2	To appoint Ernst & Young as auditors of BHP Group Limited and BHP Group Plc.	For	Issuer	For	With
20	To re-elect Ken Macenzie as Director of BHP.	For	Issuer	For	With
21	To amend the constitution of BHP Group Ltd.	Against	Issuer	Against	With
22	To suspend memberships of Industry Associations that are involved in lobbying inconsistent with the goals of the Paris Agreement.	Against	Issuer	Against	With
3	To authorize the Risk and Audit Committee to agree the remuneration of the auditor of BHP Group Plc.	For	Issuer	For	With
4	To approve the general authority to issue shares in BHP Group Plc.	For	Issuer	For	With
5	To approve the authority to allot equity securities in BHP Group Plc. for cash.	For	Issuer	For	With
6	To authorize the repurchase of shares in BHP Group Plc.	For	Issuer	For	With
7	To approve the Directors remuneration policy.	For	Issuer	For	With
8	To approve the 2019 Remuneration Report other than the part containing the Directors renumeration policy.	For	Issuer	For	With
9	To approve the 2019 Remuneration Report.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: August 28, 2020

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: August 28, 2020

*Print the name and title of each signing officer under his or her signature.